Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2024
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
5	CASH AND CASH EQUIVALENTS

Cash and cash equivalents consisted of the following:

	June 30, 2024	December 31, 2023
Cash at banks	8,711,592	19,424,059
- Time deposit	8,465,968	18,437,333
- Demand deposit	245,624	986,726
Other liquid assets	253,865	-
Total	8,965,457	19,424,059

As of June 30, 2024, the details of the Group’s time deposit, maturity dates and interest rates are as follows:

Currency	Maturity	Interest rate %	June 30, 2024
US$	July 1, 2024	5.10	6,367,690
US$	July 29, 2024	3.75	681,671
TL	July 31, 2024	50	1,244,959
TL	July 12, 2024	46	159,433
TL	July 1, 2024	30	12,215
Total			8,465,968

As of December 31, 2023, the details of the Group’s time deposit, maturity dates and interest rates are as follows:

Currency	Maturity	Interest rate %	December 31, 2023
US$	December 31, 2023	5	17,231,789
TL	January 29, 2024	46	140,178
TL	January 2, 2024	42.50	147,306
TL	January 19, 2024	45.50	327,900
TL	January 5, 2024	42.50	28,089
TL	January 23, 2024	46	562,071
Total			18,437,333

Due to the loan agreement with PFG dated January 20, 2021, the Group shall maintain a certain amount of cash, in demand or time deposit accounts over which PFG has a priority security interest.